GENERAL	12 Months Ended
Dec. 31, 2014
GENERAL [Abstract]
GENERAL
NOTE 1:	GENERAL

a.	Organization:

Gilat Satellite Networks Ltd. (the "Company" or "Gilat") and its subsidiaries (the "Group") is a global provider of broadband satellite communication and networking products and services. The Group designs, produces and markets very small aperture terminals, or VSATs, solid-state power amplifiers, or SSPAs, block up converters, or BUCs, low-profile antennas and on-the-Move / on-the-Pause terminals, and related network equipment. VSATs are earth based terminals that transmit and receive broadband, Internet, voice, data and video via satellite. VSAT networks combine a large central earth station, called a hub, with multiple remote sites (ranging from tens to thousands of sites), which communicate via satellite. The Group also provides services directly to end-users in various market segments, including in certain countries in Latin America, and managed network services over a VSAT network owned by third parties.

Gilat was incorporated in Israel in 1987 and launched its first generation VSAT in 1989. For a description of principal markets and customers, see Note 14.

Commencing in 2012, in accordance with the Company organizational changes instituted that year, the Company's business is managed and reported as three separate reportable segments, comprised of the Company's named Commercial, Mobility (previously named Defense) and Services Divisions:

•
Commercial Division - provides VSAT networks, satellite communication products, small cell solutions and associated professional services to service providers, satellite operators and Mobile Network Operators (MNOs) worldwide, including for high throughput satellites, or HTS, initiatives worldwide.

•
Mobility Division provides on-the-Move / on-the-Pause satellite communication products and solutions to system integrators, defense and homeland security organizations worldwide and also includes the operations of Wavestream, our subsidiary, whose sales are primarily to system integrators, defense and homeland security organizations.

•	Service Division comprised of service businesses in Peru and Colombia, which offer rural telephony and Internet access solutions.

In December 2, 2013, the Company sold its subsidiary, Spacenet Inc. or Spacenet, to SageNet of Tulsa, LLC for approximately $ 16,000, subject to certain post-closing adjustments and expenses. The Company recorded a loss of $ 1,385 as a result of this sale. The Company previously provided managed network communications services through Spacenet utilizing satellite wireline and wireless networks and associated technology mainly in the United States. Spacenet was sold in order to allow the Company to better focus its assets and management attention on its core business strategy and strategic target markets. During 2014 the post-closing adjustments were resolved and consequently the Company incurred additional expenses of $795 related to those adjustments.  The Company recorded these expenses in discontinued operations in its results of operation.

Spacenet was previously accounted under the Service Division. Following its sale, Spacenet's results, as well as income and costs related to the sale of Spacenet, are accounted as discontinued operation.

b.	Discontinued Operation:

Under ASC 205, "Presentation of Financial Statements - Discontinued Operation"  ("ASC 205") when a component of an entity, as defined in ASC 205, has been disposed of or is classified as held for sale, the results of its operations, including the gain or loss on its  component are classified as discontinued operations and the assets and liabilities of such component are classified as assets and liabilities attributed to discontinued operations; that is, provided that the operations, assets and liabilities and cash flows of the component have been eliminated from the Company's consolidated operations and the Company will have no significant continuing involvement in the operations of the component.

The results of the discontinued operations for the years ended December 31, 2014, 2013 and 2012, are presented below:

	Year ended December 31,
	2014	2013	2012

Revenues	$-	$67,865	$76,797

Cost of revenues	-	54,996	61,726

Gross profit	-	12,869	15,071

Operating costs and expenses:
Selling and marketing	-	7,753	7,643
General and administrative	-	11,758	10,457

Total operating expenses	-	19,511	18,100

Operating loss	-	(6,642)	(3,029)
Loss from disposal of subsidiary	(795)	(1,385)	-
Financial income (expenses), net	-	(255)	790

Loss before taxes on income	(795)	(8,282)	(2,239)

Taxes on income	-	38	31

Net loss	$(795)	$(8,320)	$(2,270)

c.	Impairment of goodwill and technology related to Wavestream

The continuing pressure on the Department of Defense (DoD) budget in the United State along with uncertainties regarding the DoD's future spending as well as other elements, were reflected in the reduction of Wavestream's revenues and operating results in 2012. This led the Company to evaluate the value of Wavestream's tangible and intangible assets based on the future undiscounted cash flows expected to be generated by the assets in accordance with ASC 360 "Property, Plant and Equipment". The projected undiscounted cash flows as of December 31, 2012 indicated that the carrying amount of the technology deemed to be impaired. In order to assess the amount of the impairment, the Company estimated the fair value of the technology using the discounted cash flow method and as a result the Company recorded an impairment loss of $ 7,948.

In addition, in accordance with ASC 350 "Intangibles - Goodwill and Others", the Company performed its annual goodwill impairment test as of December 31, 2014 and 2013. As a result of such impairment test in 2014 and 2013 no impairment loss was recorded. As of December 31, 2012 the Company recorded goodwill impairment losses of $ 23,931 attributed to Wavestream reporting unit.

The material assumptions used for the income approach for 2014, 2013 and 2012 were five (5) years of projected cash flows, a long-term growth rate of 4% and a discount rate of 14%, 14.5% and 13.5%, respectively.

The impairment losses recorded in 2012 were recorded as part of "Impairment of goodwill and intangible assets" in the Statement of Operations and are attributed to the Defense segment.

d.
The Company depends on a major supplier to supply certain components and services for the production of its products or providing services. If this supplier fails to deliver or delays the delivery of the necessary components or services, the Company will be required to seek alternative sources of supply. A change in suppliers could result in manufacturing delays or services delays which could cause a possible loss of sales and, or, additional incremental costs and, consequently, could adversely affect the Company's results of operations and financial position.